Significant accounting policies - Disclosure of geographic locations, related participation and principal operating segment (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Osisko Development Corp [Member]
Significant Accounting Policies [Line Items]
Participation	75.10%	84.10%
Osisko Bermuda Limited [Member]
Significant Accounting Policies [Line Items]
Participation	100.00%
Osisko Mining (USA) Inc. [Member]
Significant Accounting Policies [Line Items]
Participation	100.00%